INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES
Summary of income tax reconciliation

	2017	2016	2015

Income taxes at domestic statutory tax rate	$228.9	$125.3	$83.7
(Reduction) increase resulting from:
Effect of non-deductible charges, non-taxable income and differences between current and future tax rates	(48.5)	1.0	12.9
Change in benefit arising from the recognition of current and prior year tax losses (note 7)	(47.0)	(0.5)	2.8
Non-deductible impairment of goodwill	0.4	10.8	22.9
Change in deferred tax balances due to a change in substantively enacted tax rates	—	(6.4)	—
Effect of tax consolidation transactions with the parent corporation	—	(0.3)	(0.6)
Other [1]	(0.5)	(3.6)	(17.6)

Income taxes	$133.3	$126.3	$104.1

[1]	Includes in 2015 a decrease of $16.1 million in income tax liability resulting from developments in tax audit matters, jurisprudence and tax legislation.

Summary of components of net deferred income tax liability and their impact on the deferred income tax expense

	Consolidated balance sheets		Consolidated income statements
	2017	2016	2017	2016	2015

Loss carryforwards	$0.4	$4.0	$3.6	$2.9	$11.4
Accounts payable, accrued charges, provisions and deferred revenue	14.5	15.9	1.4	(4.0)	(6.9)
Defined benefit plans	35.5	32.7	(1.9)	(2.2)	1.5
Property, plant and equipment	(488.1)	(402.3)	85.8	12.7	(26.4)
Goodwill, intangible assets and other assets	(174.7)	(132.6)	42.1	22.7	29.4
Long-term debt and derivative financial instruments	(14.0)	(49.4)	(7.4)	0.3	14.3
Benefits from a general partnership	—	(0.6)	(0.6)	(67.0)	11.1
Other	8.7	8.0	1.5	2.9	4.0

	$(617.7)	$(524.3)	$124.5	$(31.7)	$38.4

Summary of changes in the net deferred income tax liability

	Note	2017	2016

Balance at beginning of year		$(524.3)	$(560.6)
Recognized in income as continuing operations		(124.5)	31.7
Recognized in income as discontinued operations	30	2.9	—
Recognized in other comprehensive income		28.9	7.0
Business acquisitions and disposals	11, 30	—	(7.5)
Acquisition of tax deductions	28	—	5.6
Other		(0.7)	(0.5)

Balance at end of year		$(617.7)	$(524.3)

Deferred income tax asset		$33.2	$16.0
Deferred income tax liability		(650.9)	(540.3)

		$(617.7)	$(524.3)